May 18, 2012

Via EDGAR

Ms. Karen Rossotto

Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington D.C. 20549

Re:	Principal Funds, Inc.

Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A

File Nos. 033-59474, 811-07572

Dear Ms. Rossotto,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“Post-Effective Amendment No. 113”). Post-Effective Amendment No. 113 to the Registrant’s Registration Statement is being filed to address some technical issues with series and class identifiers for the Government & High Quality Bond Fund.

On February 28, 2012, under Rule 485(b) (SEC Accession No. 0001144204-12-011673), the Registrant filed Post-Effective Amendment No. 109 to its registration statement; it was an annual update for the series with an October 31 fiscal year. When submitting the contents of the filing on the EDGAR system, Post-Effective Amendment No. 109 included series and class identifiers for every series and share class in the prospectuses and statement of additional information in the filing. However, Post-Effective Amendment No. 109 included two different series identifiers for the Government & High Quality Bond Fund; some share classes of the Government & High Quality Bond Fund were included with one series identifier and other share classes of the Government & High Quality Bond Fund were included with another series identifier.

After speaking with Ruth Sanders, on March 2, 2012 the Registrant filed a Post-Effective Amendment pursuant to Rule 485(a) (SEC Accession No. 0000898745-12-000192) in an attempt to bring all share classes of the Government & High Quality Bond Fund under one series identifier. The Registrant then deactivated one of the series identifiers for the Government & High Quality Bond Fund and began using one series identifier for all the share classes of the Government & High Quality Bond Fund. Apparently there was a misunderstanding because Ms. Sanders called the Registrant to discuss the March 2, 2012 filing.

The purpose of this Amendment is to re-file under one series identifier the substantive content of Post-Effective Amendment No. 109 as it relates to all share classes of the Government & High Quality Bond Fund. The filing includes prospectuses and a statement of additional information that relate only to the Government & High Quality Bond Fund. Post-Effective Amendment No. 113 does not update or amend the prospectuses or statement of additional information for the Registrant’s other series with an October 31 fiscal year or for Registrant’s series with an August 31 fiscal year.

Since Post-Effective Amendment No. 109 became effective on February 29, 2012, the Registrant filed some supplements to the prospectuses and statement of additional information included in Post-Effective Amendment No. 109. To the extent relevant to the Government & High Quality Bond Fund, these changes have been incorporated in this amendment.

Pursuant to Release No. 33-6510 (February 15, 1984), the Registrant is asking the Staff to selectively review the Amendment. The changes include:

A.	Changes to the Class A initial sales charge waiver language in the Class A, B, C, and P shares prospectus. On May 11, 2012, the Registrant filed a supplement reflecting this change with respect to all PFI series then available in Class A shares.
B.	Updated wording for fundamental investment restrictions. The Registrant included these changes in the proxy statement that shareholders approved at the special shareholder meeting. On April 9, 2012, following the shareholder meeting, the Registrant filed a supplement to the statement of additional information reflecting the updated wording.
C.	Minor updates to the information regarding the composition of the Board following the shareholder meeting.
D.	Updated number of portfolios overseen by directors. A different Registrant within the Fund Complex added 2 series since February 29, 2012, so this Registrant updated the number of portfolios the directors oversee by 2.
E.	Updated 25% and 5% Government & High Quality Bond Fund ownership information.

The Registrant and Principal Funds Distributor, Inc., the Registrant’s principal underwriter, plan to request at the appropriate time that pursuant to Rule 461(a) of the 1933 Act the effective date of Post-Effective Amendment No. 113 be accelerated so that it will become effective as soon as practicable. Based on telephone conversations with you, most recently on May 15, 2012, and Ms. Sanders, we understand the Staff would give favorable consideration to this request.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills

Assistant Counsel, Registrant